UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09833
Investment Company Act File Number

Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Investment Grade Income Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 30.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 0.4%
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	$460	$457,648

		$457,648

Appliances — 0.3%
Whirlpool Corp., 6.125%, 6/15/11	$320	$334,959

		$334,959

Banks — 4.1%
Bank of America Corp., 5.65%, 5/1/18	$1,150	$1,137,403
Barclays Bank PLC, 5.20%, 7/10/14(1)	235	248,496
Goldman Sachs Group, Inc., 6.15%, 4/1/18(1)	1,290	1,359,212
Morgan Stanley, MTN, 6.625%, 4/1/18	1,110	1,175,649
Wells Fargo & Co., 3.75%, 10/1/14	1,280	1,275,031

		$5,195,791

Beverages — 1.6%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$179,248
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37(1)	205	224,054
Bottling Group, LLC, 6.95%, 3/15/14	540	629,956
Diageo Capital PLC, 7.375%, 1/15/14(1)	510	591,590
Miller Brewing Co., 5.50%, 8/15/13(2)	365	386,081

		$2,010,929

Broadcasting and Cable — 1.0%
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$680	$875,588
Time Warner Cable, Inc., 8.75%, 2/14/19	360	444,238

		$1,319,826

Building and Development — 0.2%
K. Hovnanian Enterprises, Inc., 6.50%, 1/15/14	$300	$235,500

		$235,500

Chemicals — 0.7%
E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15	$870	$933,633

		$933,633

Commercial Services — 0.3%
Waste Management, Inc., 7.75%, 5/15/32	$310	$377,735

		$377,735

Communications Services — 1.0%
AT&T, Inc., 4.85%, 2/15/14	$165	$175,682
AT&T, Inc., 5.625%, 6/15/16	475	511,700
Telecom Italia Capital, 6.175%, 6/18/14	500	542,929

		$1,230,311

Computers — 0.4%
Hewlett-Packard Co., 4.50%, 3/1/13(1)	$505	$539,641

		$539,641

Diversified Manufacturing — 1.1%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$66,521
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,365,228

		$1,431,749

	Principal
	Amount
Security	(000’s omitted)	Value
Drugs — 1.1%
Abbott Laboratories, 6.00%, 4/1/39(1)	$420	$479,086
McKesson Corp., 6.50%, 2/15/14(1)	340	373,045
Merck & Co. Inc, MTN, 5.76%, 5/3/37	335	365,444
Novartis Capital Corp., 4.125%, 2/10/14	145	153,265

		$1,370,840

Financial Services — 4.0%
American Express Co., 8.125%, 5/20/19(1)	$550	$651,606
Bear Stearns Co., Inc., 7.25%, 2/1/18	955	1,092,389
Citigroup, Inc., 5.85%, 8/2/16(1)	745	729,417
Citigroup, Inc., 8.50%, 5/22/19	185	209,186
General Electric Capital Corp., 5.625%, 5/1/18	1,000	996,876
HSBC Finance Corp., 5.25%, 1/14/11(1)	775	796,971
Macquarie Group, Ltd., 7.30%, 8/1/14(2)	160	171,025
Western Union Co., 6.50%, 2/26/14(1)	410	448,211

		$5,095,681

Foods — 1.9%
Kroger Co., 6.40%, 8/15/17(1)	$390	$432,191
McDonald’s Corp., 5.80%, 10/15/17	365	409,862
SUPERVALU, Inc., 8.00%, 5/1/16(1)	675	702,000
Yum! Brands, Inc., 6.25%, 3/15/18(1)	830	895,685

		$2,439,738

Foods-Retail — 0.5%
Safeway, Inc., 6.25%, 3/15/14(1)	$510	$563,965

		$563,965

Health Services — 0.5%
Laboratory Corp. of America, 5.50%, 2/1/13	$545	$565,389

		$565,389

Insurance — 1.3%
Prudential Financial, Inc., MTN, 6.00%, 12/1/17(1)	$605	$614,152
The Travelers Cos., Inc., 5.80%, 5/15/18	875	971,159

		$1,585,311

Lodging and Gaming — 0.2%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$299,250

		$299,250

Office Equipment and Supplies — 0.3%
Xerox Corp., 8.25%, 5/15/14(1)	$380	$432,362

		$432,362

Oil and Gas-Equipment and Services — 2.9%
Marathon Oil Corp., 6.50%, 2/15/14(1)	$90	$99,201
Marathon Oil Corp., 7.50%, 2/15/19	215	248,415
Northwest Natural Gas Co., MTN, 6.65%, 11/10/27	1,570	1,578,544
Transocean, Inc., 7.375%, 4/15/18	650	764,631
Ultramar Diamond Shamrock Corp., 6.75%, 10/15/37	955	981,211

		$3,672,002

Pipelines — 0.5%
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12(1)	$640	$690,012

		$690,012

Real Estate Investment Trust (REITs) — 0.4%
AvalonBay Communities, Inc., MTN, 5.70%, 3/15/17	$500	$511,428

		$511,428

	Principal
	Amount
Security	(000’s omitted)	Value
Retail-Drug Stores — 0.8%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$686,188
Walgreen Co., 5.25%, 1/15/19(1)	240	261,396

		$947,584

Retail-Specialty and Apparel — 2.0%
Costco Wholesale Corp., 5.50%, 3/15/17(1)	$730	$799,358
Nordstrom, Inc., 6.25%, 1/15/18	340	352,963
Staples, Inc., 9.75%, 1/15/14(1)	520	625,204
Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)	700	799,477

		$2,577,002

Tobacco — 1.2%
Altria Group, Inc., 9.95%, 11/10/38	$440	$599,973
Philip Morris International, Inc., 5.65%, 5/16/18	870	927,627

		$1,527,600

Transportation — 0.5%
Ryder System, Inc., MTN, 7.20%, 9/1/15	$570	$610,049

		$610,049

Utilities — 1.5%
Dominion Resources, Inc., 8.875%, 1/15/19	$485	$614,645
Georgia Power Co., 5.70%, 6/1/17(1)	565	620,580
Southern California Edison Co., 4.15%, 9/15/14(1)	150	156,851
Southern California Edison Co., 6.05%, 3/15/39(1)	490	566,834

		$1,958,910

Total Corporate Bonds (identified cost $35,976,262)		$38,914,845

Agency Mortgage-Backed Securities — 28.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$527	$531,213
Gold Pool #E00421, 6.00%, 3/1/11	21	22,490
Gold Pool #E00598, 5.50%, 12/1/13	263	279,415
Gold Pool #E00617, 5.50%, 1/1/14	440	466,382
Gold Pool #G04309, 5.50%, 5/1/38	6,840	7,172,662
Gold Pool #G18176, 5.00%, 4/1/22	2,725	2,876,572
PAC CMO, Series 2534, Class HG, 4.50%, 4/15/16	208	211,282
PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	217	224,895
Federal National Mortgage Association:
Pool #256673, 5.50%, 4/1/37	5,021	5,262,849
Pool #257169, 4.50%, 3/1/38	4,038	4,097,696
Pool #448183, 5.50%, 10/1/13	50	53,482
Pool #535454, 6.00%, 2/1/15	95	101,864
Pool #545937, 6.00%, 6/1/14	80	85,815
Pool #545948, 6.00%, 12/1/14	62	66,116
Pool #889040, 5.00%, 6/1/37	2,791	2,889,024
Pool #918109, 5.00%, 5/1/37	5,797	5,998,506
Pool #929009, 6.00%, 1/1/38	3,902	4,128,172
Government National Mortgage Association:
PAC CMO, Series 1998-14, Class PH, 6.50%, 6/20/28	734	791,199
Pool #781412, 6.50%, 2/15/17	294	316,372

Total Agency Mortgage-Backed Securities (identified cost $33,374,195)		$35,576,006

Commercial Mortgage-Backed Securities — 9.6%

	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2004-6, Class A5, 4.81%, 12/10/42	$460	$448,452
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	310	316,396
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41	381	384,103
CGCMT, Series 2004-C1, Class A3, 5.25%, 4/15/40	500	503,079
CSFB, Series 2003-C3, Class A3, 3.382%, 5/15/38	280	280,805
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36	505	515,245
CSFB, Series 2004-C3, Class A5, 5.11%, 7/15/36	615	602,838
CSFB, Series 2005-C1, Class A4, 5.01%, 2/15/38	450	443,998
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	394	409,271
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	232	234,324
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	310	305,433
GECMC, Series 2004-C3, Class A4, 5.19%, 7/10/39	500	508,018
LBUBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	169	172,420
LBUBS, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	862,707
LBUBS, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	906,556
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,041,011
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	463,860
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	568	582,397
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	786	802,889
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	450	455,718
WBCMT, Series 2004-C12, Class A4, 5.43%, 7/15/41	585	584,883
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,329,826

Total Commercial Mortgage-Backed Securities (identified cost $12,004,437)		$12,154,229

Asset-Backed Securities — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	$600	$632,272
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	641,121

Total Asset-Backed Securities (identified cost $1,199,717)		$1,273,393

U.S. Government Agency Bonds — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal National Mortgage Association, 4.75%, 11/19/12	$1,000	$1,092,839

Total U.S. Government Agency Bonds (identified cost $1,024,263)		$1,092,839

U.S. Treasury Obligations — 27.6%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36	$2,790	$2,997,509
U.S. Treasury Bond, 6.375%, 8/15/27	8,000	10,400,000
U.S. Treasury Note, 1.75%, 11/15/11	2,065	2,096,782
U.S. Treasury Note, 3.50%, 11/15/09	3,500	3,515,453
U.S. Treasury Note, 3.75%, 11/15/18	2,235	2,313,402
U.S. Treasury Note, 4.50%, 2/28/11	2,340	2,468,702
U.S. Treasury Note, 4.625%, 2/15/17	7,385	8,178,312
U.S. Treasury Note, 4.875%, 8/15/16	2,685	3,021,884

Total U.S. Treasury Obligations (identified cost $32,927,605)		$34,992,044

Tax-Exempt Investments — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
General Obligations — 0.3%
Dallas County, Hospital District, (Build America Bonds), 4.948%, 8/15/20	$395	$405,159

Total Tax-Exempt Investments (identified cost $395,000)		$405,159

Preferred Securities — 0.7%

Security	Shares	Value
Diversified Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 5.875%(2)(3)	8,000	$806,758

		$806,758

Insurance — 0.1%
RAM Holdings, Ltd., Series A, 7.50%(4)	2,000	$98,250

		$98,250

Total Preferred Securities (identified cost $2,824,568)		$905,008

Interest Rate Swaptions — 0.0%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.81%	2/11/2010	$6,000,000	$11,940

Total Interest Rate Swaptions (identified cost $178,812)			$11,940

Short-Term Investments — 9.0%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(5)	$2,010	$2,010,012
Eaton Vance Cash Collateral Fund, LCC, 0.31%(5)(6)	9,480	9,480,063

Total Short-Term Investments (identified cost $11,490,075)		$11,490,075

Total Investments — 107.8% (identified cost $131,394,934)		$136,815,538

Other Assets, Less Liabilities — (7.8)%		$(9,896,921)

Net Assets — 100.0%		$126,918,617

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Banc of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

CMO	-	Collateralized Mortgage Obligations

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corporation

HAROT	-	Honda Auto Receivables Owner Trust

HART	-	Hyundai Auto Receivables Trust

LBUBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

PAC	-	Planned Amortization Class

PPTT	-	Preferred Pass-Through Trust 2006

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)		All or a portion of this security was on loan at September 30, 2009.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities is $1,363,864 or 1.1% of the Portfolio’s net assets.

(3)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2009.

(4)		Non-income producing.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. For the fiscal year to date ended September 30, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $13,202, and net income allocated from the investment in Cash Management Portfolio was $3,041.

(6)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2009. At September 30, 2009, the Portfolio loaned securities having a market value of $9,277,762 and received $9,480,063 of cash collateral for the loans. Other Assets, Less Liabilities includes an equal and offsetting liability of $9,480,063 to repay collateral amounts upon the return of loaned securities.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$131,158,911

Gross unrealized appreciation	$8,179,105
Gross unrealized depreciation	(2,522,478)

Net unrealized appreciation	$5,656,627

A summary of financial instruments outstanding at September 30, 2009 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount**	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate	Date	Depreciation
JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 9.547% to 6/1/10	A1/A	$2,000	0.350%	6/20/2011	$(39,200)
HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	Ba3/BB	1,000	0.880	6/20/2012	(9,782)

						$(48,982)

Credit Default Swaps — Buy Protection

		Notional	Pay
		Amount	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate	Date	Appreciation
JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/2011	$10,960

$10,960

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,000,000.

At September 30, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate swaptions. The Portfolio may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At September 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$10,960	$(48,982)
Interest rate	Interest Rate Swaptions	11,940	—

Total		$22,900	$(48,982)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds	$—	$38,914,845	$—	$38,914,845
Agency Mortgage-Backed Securities	—	35,576,006	—	35,576,006
Commercial Mortgage-Backed Securities	—	12,154,229	—	12,154,229
Asset-Backed Securities	—	1,273,393	—	1,273,393
U.S. Government Agency Bonds	—	1,092,839	—	1,092,839
U.S. Treasury Obligations	8,297,557	26,694,487	—	34,992,044
Tax-Exempt Investments	—	405,159	—	405,159
Preferred Securities	—	905,008	—	905,008
Interest Rate Swaptions	—	11,940	—	11,940
Short-Term Investments	11,490,075	—	—	11,490,075

Total Investments	$19,787,632	$117,027,906	$—	$136,815,538

Credit Default Swaps	$—	$10,960	$—	$10,960

Total	$19,787,632	$117,038,866	$—	$136,826,498

Liability Description

Credit Default Swaps	$—	$(48,982)	$—	$(48,982)

Total	$—	$(48,982)	$—	$(48,982)

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Duke E. Laflamme

Duke E. Laflamme
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duke E. Laflamme

Duke E. Laflamme
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009